Subsequent Events	3 Months Ended
Aug. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

In September 2016, the Company entered into a securities purchase agreements with investors, pursuant to which we the Company received from subscriptions for the purchase an aggregate of 90,000 shares of the Company’s common stock and warrants expiring five years from issuance to purchase 90,000 shares of our common stock at $1.20 for aggregate cash proceeds of $90,000.